Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 14 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of December 31, 2023 and 2022, accrued expenses and other current liabilities consisted of the following.

	2023	2022

Payroll	$130,463	$253,212
Interest payable	46,639	21,132
Other	78,029	73,823
Total	$255,131	$348,167